Significant transactions (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of significant transactions [abstract]
Net gain at completion of spin-off
(USD millions)	H1 2019

Net assets derecognized [1]	-20 025

Derecognition of distribution liability	23 434

Difference between net assets and distribution liability	3 409

Recognition of Alcon Inc. shares obtained through consolidated foundations	1 273

Currency translation gains recycled into the consolidated income statement	123

Transaction costs recognized in the consolidated income statement	-114

Gain on distribution of Alcon Inc. to Novartis AG shareholders	4 691

[1] See Note 11 for additional information.

Assets and liabilities of disposal group classified as held for sale
(USD millions)	Jun 30, 2019	Dec 31, 2018

Assets of disposal group classified as held for sale
Property, plant and equipment	158	148

Intangible assets other than goodwill	478	478

Deferred tax assets	8	8

Other non-current assets	1	1

Inventories	192	165

Other current assets	10	7

Total	847	807

Liabilities of disposal group classified as held for sale
Deferred tax liabilities	2	2

Provisions and other non-current liabilities	4	4

Provisions and other current liabilities	44	45

Total	50	51